Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended
Jun. 30, 2024
AluEnc [member]
Information of Key Customer [Line Items]
Percentage Of Total Sale	33.00%
Inspire Entertainment Resort [member]
Information of Key Customer [Line Items]
Percentage Of Total Sale	24.00%